Deferred Revenue - Deferred Revenue Disclosure (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue Disclosure [Abstract]
Deferred revenue - beginning of year	¥ 308,384	¥ 85,498	¥ 2,366
Additions	19,339,153	5,297,728	1,865,564
Recognition	(18,750,249)	(5,074,842)	(1,782,432)
Deferred revenue - end of year	¥ 897,288	¥ 308,384	¥ 85,498